INTANGIBLE ASSETS	12 Months Ended
Mar. 31, 2021
Intangible Assets [Abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS

		Capitalized			ERP and	Other
(amounts in millions)	Goodwill	development	Customer		other	intangible
	(Note 29)	costs	relationships	Licenses	software	assets	Total
Net book value as at March 31, 2019	$1,067.7	$210.6	$322.8	$324.4	$70.7	$31.7	$2,027.9
Additions – internal development	—	86.2	—	—	12.0	—	98.2
Additions – acquired separately	—	—	—	1.8	—	0.6	2.4
Additions – business combinations (Note 4)	20.1	5.8	13.0	(7.0)	—	—	31.9
Amortization	—	(39.6)	(34.7)	(12.8)	(14.1)	(4.9)	(106.1)
Impairment	(37.5)	(3.2)	—	—	—	—	(40.7)
Transfers and others	—	(11.1)	2.9	(2.7)	4.1	—	(6.8)
Foreign currency exchange differences	35.0	0.8	8.0	5.0	0.3	0.6	49.7
Net book value as at March 31, 2020	$1,085.3	$249.5	$312.0	$308.7	$73.0	$28.0	$2,056.5
Additions – internal development	—	48.6	—	—	6.8	—	55.4
Additions – acquired separately	—	—	—	—	—	0.6	0.6
Additions – business combinations (Note 4)	169.0	—	47.9	—	0.7	2.2	219.8
Amortization	—	(44.6)	(29.7)	(17.6)	(13.4)	(4.0)	(109.3)
Impairment	—	(41.4)	(9.3)	—	—	(1.1)	(51.8)
Transfers and others	—	5.3	(0.9)	(0.9)	(1.4)	0.4	2.5
Foreign currency exchange differences	(81.1)	(1.7)	(22.5)	(10.8)	(0.5)	(1.3)	(117.9)
Net book value as at March 31, 2021	$1,173.2	$215.7	$297.5	$279.4	$65.2	$24.8	$2,055.8

		Capitalized			ERP and	Other
	Goodwill	development	Customer		other	intangible
	(Note 29)	costs	relationships	Licenses	software	assets	Total
Cost	$1,122.8	$454.2	$486.1	$326.2	$213.3	$98.3	$2,700.9
Accumulated amortization and impairment	(37.5)	(204.7)	(174.1)	(17.5)	(140.3)	(70.3)	(644.4)
Net book value as at March 31, 2020	$1,085.3	$249.5	$312.0	$308.7	$73.0	$28.0	$2,056.5
Cost	$1,210.7	$433.6	$482.6	$313.6	$215.6	$94.6	$2,750.7
Accumulated amortization and impairment	(37.5)	(217.9)	(185.1)	(34.2)	(150.4)	(69.8)	(694.9)
Net book value as at March 31, 2021	$1,173.2	$215.7	$297.5	$279.4	$65.2	$24.8	$2,055.8

During the year ended March 31, 2021, amortization of $63.8 million (2020 – $65.8 million) has been recorded in cost of sales, $43.6 million (2020 – $38.5 million) in research and development expenses and $1.9 million (2020 – $1.8 million) in selling, general and administrative expenses.